Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
Pursuant to the PvP Rules, the Pay versus Performance Table (set forth below) is required to include for each year the CAP to the CEO and the average CAP for non-CEO
named executive officers. CAP represents a new calculation of compensation that differs significantly from the Summary Compensation Table calculation of compensation, as well as from the way in which the Organization and Compensation Committee views annual compensation decisions, as discussed in the Compensation Discussion and Analysis. For example, the CAP calculation for a given year includes the change in fair value of multiple years of equity grants that are outstanding and unvested during the year, whereas the Summary Compensation Table calculation includes only the grant date fair value of equity awards that are granted during the year. These differences result in a CAP calculation that may be higher or lower than the corresponding Summary Compensation Table calculation, and that also may be more significantly impacted by changes in stock price. It is also important to note that outstanding equity awards may be represented in more than one year of the Pay versus Performance Table.
Equity grants (performance-based restricted stock units, restricted stock units and stock options) constitute a meaningful portion of compensation for the CEO and other NEOs. The value of equity grants will not be realized before applicable restriction periods and/or conditions lapse (including, with respect to the performance-based restricted stock units, the achievement of pre-determined
performance goals) and the ultimate value of such awards is subject to changes in stock price. While each participant was awarded a target number of performance-based restricted stock units, the actual number of performance-based restricted stock units earned could vary from zero (0) up to two (2) times target, if performance objectives are meaningfully exceeded, and no participant will receive any portion of performance-based restricted stock units if the threshold performance objectives are not met.

Year (a)	Summary Compensation Table Total for PEO ($) (1) (b)	Compensation Actually Paid to PEO ($) (2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($) (4) (e)	Value of Initial Fixed $100 investment Based On:		Net Income ($mm) (7) (h)	Adjusted EPS ($) (8) (i)
					Total Shareholder Return ($) (5) (f)	Peer Total Shareholder Return ($) (6) (g)

2023	16,327,384	(37,708)	3,866,828	1,654,500	128	136	2,484	26.09

2022	17,198,844	30,353,498	4,154,126	6,537,728	143	137	2,802	25.24

2021	16,528,036	25,833,960	4,111,051	5,872,201	128	147	2,934	20.64

2020	16,489,639	28,417,233	4,102,566	6,516,350	113	118	3,367	18.75

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Broussard (our Director and Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Summary Compensation Table” in the proxy statement.

(2)
The dollar amounts reported in column (c) represent the amount of CAP to Mr. Broussard, as computed in accordance with PvP Rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Broussard during the applicable year. In accordance with the requirements of PvP Rules, the following adjustments were made to Mr. Broussard’s total compensation for the most recent fiscal year to determine the Mr. Broussard’s CAP:

Year	Summary Compensation Table Total ($)	Equity Deductions from SCT Total (a) ($)	Equity Additions to SCT Total (b) ($)	Pension Additions to SCT Total ($)	Compensation Actually Paid ($)

2023 (2)	16,327,384	(14,391,707)	(1,973,385)	N/A	(37,708)

(a)
The amounts in this column represent the grant date fair value of equity-based awards granted during each year. Pursuant to the requirements of Item 402(c)(2)(v) and (vi) of Regulation
S-K,
the Summary Compensation Table is required to include only those equity awards granted during
the particular year. These equity awards are generally made in the first quarter of the year.

(b)
The equity award adjustments for the most recent fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the most recent fiscal year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the most recent fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the most recent fiscal year; (iii) for awards that are granted and vest in the most recent fiscal year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the most recent fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the most recent fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the most recent fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the most recent fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Current Year Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2023	5,845,684	(8,536,144)	(623,402)	1,059,744	0	280,733	(1,973,385)

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Broussard, who has served as our CEO since 2013) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Broussard) included for purposes of calculating the average amounts in each applicable year are (a) for 2023, Susan M. Diamond, Sanjay K. Shetty, Joseph C. Ventura, and George Renaudin II; (b) for 2022, Susan M. Diamond, T. Alan Wheatley, Timothy S. Huval, and Joseph C. Ventura; (c) for 2021, Susan M. Diamond, Brian A. Kane, T. Alan Wheatley, Timothy S. Huval, and William K. Fleming; and (d) for 2020, Brian A. Kane, T. Alan Wheatley, Timothy S. Huval, and William K. Fleming.

(4)
The dollar amounts reported in column (e) represent the average amount of CAP to the NEOs as a group (excluding Mr. Broussard), as computed in accordance with the PvP Rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Broussard) during the applicable year. In accordance with the requirements of the PvP Rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Broussard) for the most recent fiscal year to determine the CAP, using the same methodology described above in Note 2:

Year	Summary Compensation Table Total ($)	Equity Deductions from SCT Total ($)	Equity Additions to SCT Total ($)	Pension Additions to SCT Total ($)	Compensation Actually Paid ($)

2023 (3)	3,866,828	(2,518,860)	306,532	N/A	1,654,500

The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Current Year Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2023	1,047,241	(863,823)	(85,465)	187,055	0	21,525	306,532

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Dow Jones U.S. Select Health Care Providers Total Return Index.

(7)
The dollar amounts reported represent the amount of Net Income reflected in the Company’s audited financial statements for the applicable year. While the Company does not use net income as a performance measure in its executive compensation program, the measure of net income is correlated with the measure Adjusted ROIC, which the company does use when setting goals in the Company’s long-term incentive compensation program.

(8)
Adjusted EPS is defined at page A-III-1 of this proxy statement, under “Annex III - Reconciliation of Non-GAAP Financial Measure.” While the Company uses numerous financial and non-financial
performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EPS is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link CAP to the company’s NEOs, for the most recently completed fiscal year, to company performance.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote	The names of each of the NEOs (excluding Mr. Broussard) included for purposes of calculating the average amounts in each applicable year are (a) for 2023, Susan M. Diamond, Sanjay K. Shetty, Joseph C. Ventura, and George Renaudin II; (b) for 2022, Susan M. Diamond, T. Alan Wheatley, Timothy S. Huval, and Joseph C. Ventura; (c) for 2021, Susan M. Diamond, Brian A. Kane, T. Alan Wheatley, Timothy S. Huval, and William K. Fleming; and (d) for 2020, Brian A. Kane, T. Alan Wheatley, Timothy S. Huval, and William K. Fleming.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Dow Jones U.S. Select Health Care Providers Total Return Index.
PEO Total Compensation Amount	$ 16,327,384	$ 17,198,844	$ 16,528,036	$ 16,489,639
PEO Actually Paid Compensation Amount	$ (37,708)	30,353,498	25,833,960	28,417,233
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of CAP to Mr. Broussard, as computed in accordance with PvP Rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Broussard during the applicable year. In accordance with the requirements of PvP Rules, the following adjustments were made to Mr. Broussard’s total compensation for the most recent fiscal year to determine the Mr. Broussard’s CAP:

Year	Summary Compensation Table Total ($)	Equity Deductions from SCT Total (a) ($)	Equity Additions to SCT Total (b) ($)	Pension Additions to SCT Total ($)	Compensation Actually Paid ($)

2023 (2)	16,327,384	(14,391,707)	(1,973,385)	N/A	(37,708)

(a)
The amounts in this column represent the grant date fair value of equity-based awards granted during each year. Pursuant to the requirements of Item 402(c)(2)(v) and (vi) of Regulation
S-K,
the Summary Compensation Table is required to include only those equity awards granted during
the particular year. These equity awards are generally made in the first quarter of the year.

(b)
The equity award adjustments for the most recent fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the most recent fiscal year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the most recent fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the most recent fiscal year; (iii) for awards that are granted and vest in the most recent fiscal year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the most recent fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the most recent fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the most recent fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the most recent fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Current Year Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2023	5,845,684	(8,536,144)	(623,402)	1,059,744	0	280,733	(1,973,385)

Non-PEO NEO Average Total Compensation Amount	$ 3,866,828	4,154,126	4,111,051	4,102,566
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,654,500	6,537,728	5,872,201	6,516,350
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of CAP to the NEOs as a group (excluding Mr. Broussard), as computed in accordance with the PvP Rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Broussard) during the applicable year. In accordance with the requirements of the PvP Rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Broussard) for the most recent fiscal year to determine the CAP, using the same methodology described above in Note 2:

Year	Summary Compensation Table Total ($)	Equity Deductions from SCT Total ($)	Equity Additions to SCT Total ($)	Pension Additions to SCT Total ($)	Compensation Actually Paid ($)

2023 (3)	3,866,828	(2,518,860)	306,532	N/A	1,654,500

The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Current Year Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2023	1,047,241	(863,823)	(85,465)	187,055	0	21,525	306,532

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Relative TSR The following graphs depict the relationship between TSR and CAP to Humana’s CEO and the NEOs, respectively.
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income The following graphs depict the relationship between Net Income and CAP to Humana’s CEO and the NEOs, respectively.
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Adjusted EPS The following graphs depict the relationship between EPS and CAP to Humana’s CEO and the NEOs, respectively.
Total Shareholder Return Vs Peer Group	Compensation Actually Paid and Relative TSR The following graphs depict the relationship between TSR and CAP to Humana’s CEO and the NEOs, respectively.
Tabular List, Table	The most important performance measures are:
•	Adjusted Earnings Per Share

•	Adjusted Return on Invested Capital

•	Relative Total Shareholder Return

Total Shareholder Return Amount	$ 128	143	128	113
Peer Group Total Shareholder Return Amount	136	137	147	118
Net Income (Loss)	$ 2,484,000,000	$ 2,802,000,000	$ 2,934,000,000	$ 3,367,000,000
Company Selected Measure Amount	26.09	25.24	20.64	18.75
PEO Name	Mr. Broussard
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Return on Invested Capital
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Equity Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (14,391,707)
PEO | Equity Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,973,385)
PEO | Year End Fair Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,845,684
PEO | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,536,144)
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(623,402)
PEO | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,059,744
PEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	280,733
PEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,973,385)
Non-PEO NEO | Equity Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,518,860)
Non-PEO NEO | Equity Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	306,532
Non-PEO NEO | Year End Fair Value of Current Year Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,047,241
Non-PEO NEO | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(863,823)
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(85,465)
Non-PEO NEO | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	187,055
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,525
Non-PEO NEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 306,532